Taxation - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Deferred assets, net	€ 112,539	€ 66,157	€ 67,219
Net deferred Liabilities	(404,398)	(388,912)	(600,646)
Assets
Deferred tax assets and liabilities
Deferred assets, net	147,702	103,342	94,788
Net deferred Liabilities	109,135	84,504	146,778
Assets | Provisions
Deferred tax assets and liabilities
Deferred assets, net	7,936	4,564	3,696
Net deferred Liabilities	53,290	47,404	61,252
Assets | Inventories
Deferred tax assets and liabilities
Deferred assets, net	41,029	35,619	39,297
Net deferred Liabilities	5,644	5,063
Assets | Tax credits (deductions)
Deferred tax assets and liabilities
Deferred assets, net	57,357	49,467	37,685
Assets | Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	32,769	6,179	10,717
Net deferred Liabilities	20,833	15,384	40,358
Assets | Other
Deferred tax assets and liabilities
Deferred assets, net	8,611	7,513	3,393
Net deferred Liabilities	29,369	16,653	45,168
Liabilities
Deferred tax assets and liabilities
Deferred assets, net	(35,163)	(37,185)	(27,569)
Net deferred Liabilities	(513,534)	(473,416)	(747,424)
Liabilities | Inventories
Deferred tax assets and liabilities
Net deferred Liabilities			(1,175)
Liabilities | Goodwill
Deferred tax assets and liabilities
Deferred assets, net	(24,691)	(22,346)	(19,136)
Net deferred Liabilities	(150,644)	(105,963)	(131,039)
Liabilities | Fixed assets, amortisation and depreciation
Deferred tax assets and liabilities
Deferred assets, net	(3,922)	(7,780)	(7,062)
Net deferred Liabilities	(99,819)	(95,029)	(158,060)
Liabilities | Intangible assets
Deferred tax assets and liabilities
Deferred assets, net	(6,550)	(7,059)	(1,371)
Net deferred Liabilities	(220,752)	(201,921)	(392,388)
Liabilities | Debt cancellation costs
Deferred tax assets and liabilities
Net deferred Liabilities	€ (42,319)	€ (70,503)	€ (64,762)